UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                 December 31, 2010

Check here if Amendment [_]; Amendment Number: _____
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Stockbridge Partners LLC
            ------------------------------------
Address:    200 Clarendon Street, 35th Floor
            ------------------------------------
            Boston, MA 02116
            ------------------------------------

            ------------------------------------


Form 13F File Number: 028-________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert J. Small
                  -----------------------
Title:            Managing Director
                  -----------------------
Phone:            617-227-0050
                  -----------------------

Signature, Place, and Date of Signing:

  /s/ Robert J. Small            Boston, MA               February 14, 2011
----------------------          ------------           ---------------------
   [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reportingt for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                 Name

28-_______________
----------------------               --------------------------
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         1
                                                 -----------
Form 13F Information Table Entry Total:                   16
                                                 -----------
Form 13F Information Table Value Total:           $  180,257
                                                 -----------
                                                   (thousands)


List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

 No.    Form 13F File Number         Name

  1     28-________________________  Berkshire Partners LLC
[Repeat as necessary.]


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


                                                              FORM 13F INFORMATION TABLE
                                                         FOR QUARTER ENDED DECEMBER 31, 2010

ITEM 1      ITEM 2    ITEM 3     ITEM 4              ITEM 5             ITEM 6      ITEM 7           ITEM 8
------      ------    ------     ------     ---------------------     ----------    ------    --------------------
NAME        TITLE)                          SHRS
OF          OF                   VALUE      OR        SH/    PUT/     INVESTMENT    OTHER           VOTING AUTHORITY
ISSUER      CLASS     CUSIP     (x$1000)    PRN AMT   PRN    CALL     DISCRETION    MANAGER   SOLE        SHARED        NONE
------      ------    ------     ------     -------   ---    ----     ----------    -------   ----        ------        ----
BLOUNT
INTL INC.   COMMON    095180105   $13,191    836,966   SH     --       DEFINED          1      836,966      --            --
------------------------------------------------------------------------------------------------------------------------------------
CARTER
INC.        COMMON    146229109  $14,396    487,850   SH     --       DEFINED          1      487,850      --            --
------------------------------------------------------------------------------------------------------------------------------------
CROWN
CASTLE
INTL
CORP.       COMMON    228227104   $7,682    175,266   SH     --       DEFINED          1      175,266      --            --
------------------------------------------------------------------------------------------------------------------------------------
IESI BFC
LTD.        COMMON    44951D108  $17,947    738,544   SH     --       DEFINED          1      738,544      --            --
------------------------------------------------------------------------------------------------------------------------------------
INTERVAL
LEISURE
GROUP
INC.        COMMON    46113M108   $8,559    530,300   SH     --       DEFINED          1      530,300      --            --
------------------------------------------------------------------------------------------------------------------------------------
LUMBER
LIQUIDATORS
HLDGS
INC.        COMMON    55003T107   $8,545    343,034   SH     --       DEFINED          1      343,034      --            --
------------------------------------------------------------------------------------------------------------------------------------
MASTERCARD
INC.        CLASS A   57636Q104   $7,071     31,550   SH     --       DEFINED          1       31,550      --            --
------------------------------------------------------------------------------------------------------------------------------------
MEDNAX,
INC.        COMMON    58502B106  $13,887    206,377   SH     --       DEFINED          1      206,377      --            --
------------------------------------------------------------------------------------------------------------------------------------
MSCI INC.   CLASS A   55354G100  $11,758    301,786   SH     --       DEFINED          1      301,786      --            --
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL
CINEMEDIA,
INC.        COMMON    635309107   $9,108    457,434   SH     --       DEFINED          1      457,434      --            --
------------------------------------------------------------------------------------------------------------------------------------
SBA
COMMUNICATIONS
CORP.       COMMON    78388J106   $3,705     90,500   SH     --       DEFINED          1       90,500      --            --
------------------------------------------------------------------------------------------------------------------------------------
SEALY
CORP.       8% SENIOR
            SECURED
            THIRD
            CONV
            NOTES     812139400   $9,225    105,725   SH     --       DEFINED          1      105,725      --            --
------------------------------------------------------------------------------------------------------------------------------------
SENSATA
TECHNOLOGIES
HLDG NV       SHS     N7902X106  $10,994    365,137   SH     --       DEFINED          1      365,137      --            --
------------------------------------------------------------------------------------------------------------------------------------
TRANSDIGM
GROUP
INC.        COMMON    893641100  $23,909    332,030   SH     --       DEFINED          1      332,030      --            --
------------------------------------------------------------------------------------------------------------------------------------
TYLER
TECHNOLOGIES,
INC.        COMMON    902252105  $13,119    631,950   SH     --       DEFINED          1      631,950      --            --
------------------------------------------------------------------------------------------------------------------------------------
VISA INC.   COMMON
            CLASS A   92826C839   $7,161    101,750   SH     --       DEFINED          1      101,750      --            --



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